Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Custodian Funds
Entity Central Index Key	0000038721
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class A
Trading Symbol	FKDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$37	0.77%
[1],[2]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.77%
Net Assets	$ 22,409,781,887
Holdings Count | $ / shares	121	[3]
Investment Company Portfolio Turnover	20.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$22,409,781,887
Total Number of Portfolio Holdings*	121
Portfolio Turnover Rate	20.76%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class C
Trading Symbol	FDYNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$73	1.52%
[4],[5]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.52%
Net Assets	$ 22,409,781,887
Holdings Count | $ / shares	121	[6]
Investment Company Portfolio Turnover	20.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$22,409,781,887
Total Number of Portfolio Holdings*	121
Portfolio Turnover Rate	20.76%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class R
Trading Symbol	FDNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$49	1.02%
[7],[8]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.02%
Net Assets	$ 22,409,781,887
Holdings Count | $ / shares	121	[9]
Investment Company Portfolio Turnover	20.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$22,409,781,887
Total Number of Portfolio Holdings*	121
Portfolio Turnover Rate	20.76%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class R6
Trading Symbol	FDTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$21	0.44%
[10],[11]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.44%
Net Assets	$ 22,409,781,887
Holdings Count | $ / shares	121	[12]
Investment Company Portfolio Turnover	20.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$22,409,781,887
Total Number of Portfolio Holdings*	121
Portfolio Turnover Rate	20.76%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Advisor Class
Trading Symbol	FDYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$25	0.52%
[13],[14]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.52%
Net Assets	$ 22,409,781,887
Holdings Count | $ / shares	121	[15]
Investment Company Portfolio Turnover	20.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$22,409,781,887
Total Number of Portfolio Holdings*	121
Portfolio Turnover Rate	20.76%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class A
Trading Symbol	FKGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$37	0.77%
[16],[17]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.77%
Net Assets	$ 16,275,243,960
Holdings Count | $ / shares	97	[18]
Investment Company Portfolio Turnover	4.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$16,275,243,960
Total Number of Portfolio Holdings*	97
Portfolio Turnover Rate	4.41%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class C
Trading Symbol	FRGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$73	1.52%
[19],[20]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.52%
Net Assets	$ 16,275,243,960
Holdings Count | $ / shares	97	[21]
Investment Company Portfolio Turnover	4.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$16,275,243,960
Total Number of Portfolio Holdings*	97
Portfolio Turnover Rate	4.41%
[21]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class R
Trading Symbol	FGSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$49	1.02%
[22],[23]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.02%
Net Assets	$ 16,275,243,960
Holdings Count | $ / shares	97	[24]
Investment Company Portfolio Turnover	4.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$16,275,243,960
Total Number of Portfolio Holdings*	97
Portfolio Turnover Rate	4.41%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class R6
Trading Symbol	FIFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$22	0.45%
[25],[26]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 16,275,243,960
Holdings Count | $ / shares	97	[27]
Investment Company Portfolio Turnover	4.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$16,275,243,960
Total Number of Portfolio Holdings*	97
Portfolio Turnover Rate	4.41%
[27]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Advisor Class
Trading Symbol	FCGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$25	0.52%
[28],[29]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.52%
Net Assets	$ 16,275,243,960
Holdings Count | $ / shares	97	[30]
Investment Company Portfolio Turnover	4.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$16,275,243,960
Total Number of Portfolio Holdings*	97
Portfolio Turnover Rate	4.41%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class A
Trading Symbol	FKIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$35	0.70%
[31],[32]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 73,503,470,536
Holdings Count | $ / shares	563	[33]
Investment Company Portfolio Turnover	28.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$73,503,470,536
Total Number of Portfolio Holdings*	563
Portfolio Turnover Rate	28.54%
[33]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class A1
Trading Symbol	FKINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$30	0.60%
[34],[35]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 73,503,470,536
Holdings Count | $ / shares	563	[36]
Investment Company Portfolio Turnover	28.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$73,503,470,536
Total Number of Portfolio Holdings*	563
Portfolio Turnover Rate	28.54%
[36]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class C
Trading Symbol	FCISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$55	1.10%
[37],[38]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 73,503,470,536
Holdings Count | $ / shares	563	[39]
Investment Company Portfolio Turnover	28.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$73,503,470,536
Total Number of Portfolio Holdings*	563
Portfolio Turnover Rate	28.54%
[39]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class R
Trading Symbol	FISRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$47	0.95%
[40],[41]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 73,503,470,536
Holdings Count | $ / shares	563	[42]
Investment Company Portfolio Turnover	28.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$73,503,470,536
Total Number of Portfolio Holdings*	563
Portfolio Turnover Rate	28.54%
[42]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class R6
Trading Symbol	FNCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$20	0.40%
[43],[44]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 73,503,470,536
Holdings Count | $ / shares	563	[45]
Investment Company Portfolio Turnover	28.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$73,503,470,536
Total Number of Portfolio Holdings*	563
Portfolio Turnover Rate	28.54%
[45]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Advisor Class
Trading Symbol	FRIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$22	0.45%
[46],[47]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 73,503,470,536
Holdings Count | $ / shares	563	[48]
Investment Company Portfolio Turnover	28.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$73,503,470,536
Total Number of Portfolio Holdings*	563
Portfolio Turnover Rate	28.54%
[48]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class A
Trading Symbol	FKFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$43	0.86%
[49],[50]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 2,196,861,351
Holdings Count | $ / shares	618	[51]
Investment Company Portfolio Turnover	13.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,196,861,351
Total Number of Portfolio Holdings*	618
Portfolio Turnover Rate	13.97%
[51]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class A1
Trading Symbol	FKUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.75%
[52],[53]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 2,196,861,351
Holdings Count | $ / shares	618	[54]
Investment Company Portfolio Turnover	13.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,196,861,351
Total Number of Portfolio Holdings*	618
Portfolio Turnover Rate	13.97%
[54]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class C
Trading Symbol	FRUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$63	1.26%
[55],[56]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
Net Assets	$ 2,196,861,351
Holdings Count | $ / shares	618	[57]
Investment Company Portfolio Turnover	13.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,196,861,351
Total Number of Portfolio Holdings*	618
Portfolio Turnover Rate	13.97%
[57]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class R
Trading Symbol	FUSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$55	1.11%
[58],[59]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
Net Assets	$ 2,196,861,351
Holdings Count | $ / shares	618	[60]
Investment Company Portfolio Turnover	13.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,196,861,351
Total Number of Portfolio Holdings*	618
Portfolio Turnover Rate	13.97%
[60]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class R6
Trading Symbol	FGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$25	0.51%
[61],[62]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Net Assets	$ 2,196,861,351
Holdings Count | $ / shares	618	[63]
Investment Company Portfolio Turnover	13.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,196,861,351
Total Number of Portfolio Holdings*	618
Portfolio Turnover Rate	13.97%
[63]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Advisor Class
Trading Symbol	FUSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$30	0.61%
[64],[65]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 2,196,861,351
Holdings Count | $ / shares	618	[66]
Investment Company Portfolio Turnover	13.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,196,861,351
Total Number of Portfolio Holdings*	618
Portfolio Turnover Rate	13.97%
[66]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class A
Trading Symbol	FKUQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.81%
[67],[68]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 6,639,997,105
Holdings Count | $ / shares	45	[69]
Investment Company Portfolio Turnover	6.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$6,639,997,105
Total Number of Portfolio Holdings*	45
Portfolio Turnover Rate	6.48%
[69]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class A1
Trading Symbol	FKUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$36	0.71%
[70],[71]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 6,639,997,105
Holdings Count | $ / shares	45	[72]
Investment Company Portfolio Turnover	6.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$6,639,997,105
Total Number of Portfolio Holdings*	45
Portfolio Turnover Rate	6.48%
[72]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class C
Trading Symbol	FRUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$61	1.21%
[73],[74]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
Net Assets	$ 6,639,997,105
Holdings Count | $ / shares	45	[75]
Investment Company Portfolio Turnover	6.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$6,639,997,105
Total Number of Portfolio Holdings*	45
Portfolio Turnover Rate	6.48%
[75]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class R
Trading Symbol	FRURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$53	1.06%
[76],[77]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Net Assets	$ 6,639,997,105
Holdings Count | $ / shares	45	[78]
Investment Company Portfolio Turnover	6.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$6,639,997,105
Total Number of Portfolio Holdings*	45
Portfolio Turnover Rate	6.48%
[78]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class R6
Trading Symbol	FUFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$25	0.50%
[79],[80]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 6,639,997,105
Holdings Count | $ / shares	45	[81]
Investment Company Portfolio Turnover	6.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$6,639,997,105
Total Number of Portfolio Holdings*	45
Portfolio Turnover Rate	6.48%
[81]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Advisor Class
Trading Symbol	FRUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$28	0.56%
[82],[83]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 6,639,997,105
Holdings Count | $ / shares	45	[84]
Investment Company Portfolio Turnover	6.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$6,639,997,105
Total Number of Portfolio Holdings*	45
Portfolio Turnover Rate	6.48%
[84]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
†	Annualized.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
†	Annualized.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
†	Annualized.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[41]
†	Annualized.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[44]
†	Annualized.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[47]
†	Annualized.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
†	Annualized.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
†	Annualized.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
†	Annualized.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[59]
†	Annualized.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
†	Annualized.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[65]
†	Annualized.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
†	Annualized.

[69]
*	Does not include derivatives, except purchased options, if any.

[70]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[71]
†	Annualized.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[74]
†	Annualized.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[77]
†	Annualized.

[78]
*	Does not include derivatives, except purchased options, if any.

[79]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[80]
†	Annualized.

[81]
*	Does not include derivatives, except purchased options, if any.

[82]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[83]
†	Annualized.

[84]
*	Does not include derivatives, except purchased options, if any.